Intangible assets, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Intangible assets, net
Cord blood bank operating rights	$ 20,140	¥ 138,628	¥ 138,628
Less: Accumulated depreciation	(4,641)	(31,942)	(27,321)
Total intangible assets, net	$ 15,499	¥ 106,686	¥ 111,307